Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income [Abstract]
Grants	$ 58,742	$ 59,056	$ 60,746
Insurance proceeds and other	35,731	21,726	13,925
Income from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	6,614	0	0
Total	101,087	80,782	74,670
Other operating expenses [Abstract]
Raw materials and consumables used	(35,380)	(19,639)	(70,690)
Leases and fees	(14,403)	(11,512)	(9,332)
Operation and maintenance	(130,442)	(140,382)	(154,007)
Independent professional services	(30,656)	(38,894)	(39,177)
Supplies	(37,822)	(59,336)	(40,790)
Insurance	(41,087)	(45,756)	(45,429)
Levies and duties	(15,031)	(19,764)	(29,949)
Other expenses	(25,187)	(15,965)	(24,957)
Construction costs from construction services for contracted concessional assets of the Company accounted for under IFRIC 12	(6,614)	0	0
Total	(336,622)	$ (351,248)	$ (414,330)
Gains on sale of equity interest	4,600
Kaxu [Member]
Other operating income [Abstract]
Insurance proceeds and other	$ 15,300